Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Time deposits:
Total interest-bearing deposits	$ 373,493	$ 360,824
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	86,472	77,725
Savings	167,755	155,336
Time deposits:
In excess of $250,000	13,834	13,191
Other	105,432	114,572
Total interest-bearing deposits	$ 373,493	$ 360,824